Employee benefit plans (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Employee benefit plans
Decrease in pension liability	€ (209,107)
Pension liabilities	€ 573,515	€ 782,622
Interest rate	3.60%	1.40%